Long term debt:	12 Months Ended
Dec. 31, 2017
Borrowings [abstract]
Disclosure of borrowings [text block]
Note 12 - Long term debt:

As of June 1, 2017, Aerostar consolidates as a subsidiary in the Company by Cancún Airport increasing its shareholding in Aerostar from 50% to 60%, and thus obtaining control.

To finance a portion of the agreement payment to the Puerto Rico Authority, and certain other costs and expenditures associated with it, Aerostar into a Note Purchase Agreement in March 22, 2013, where Aerostar authorized the issue of subordinated bonds and sale of an aggregate principal of Ps.4,471 million mexican pesos (USD350 million) of its 5.75% senior secured notes due on March 22, 2035.

Performance	2.39%
Spread credit (bps)	+336
Coupon	5.75%

On June 24, 2015, Aerostar signed an agreement for private placement of bonds in the amount of $737 million pesos (USD50 million), maturing on March 22, 2035, based on the following conditions:

Performance	6.75%

The integration of the debt is shown as follows:

									Term
	Credit line		Interest		Credit line		Interest						Fair
	used in USD		in USD		in pesos		in pesos		Short		Long		Value

Loan	USD	400,000	USD	6,444	Ps	7,489,465	Ps	126,712	Ps	340,288	Ps	7,149,177	Ps	6,766,798

Corporate risk through Yield to Maturity of comparable bonds of the “Transportations and Logistics” sector.